Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Property and equipment, net
Total property and equipment	$ 1,484,988	$ 1,444,551
Less accumulated depreciation	(674,538)	(638,186)
Property and equipment, net	810,450	806,365
Depreciation expense	68,623	64,303	$ 64,781
Land and land improvements
Property and equipment, net
Total property and equipment	185,499	185,023
Leasehold improvements
Property and equipment, net
Total property and equipment	93,702	94,416
Buildings and improvements
Property and equipment, net
Total property and equipment	659,969	652,251
Riverboats and floating pavilions
Property and equipment, net
Total property and equipment	63,729	63,730
Furniture, fixtures and equipment
Property and equipment, net
Total property and equipment	442,813	437,650
Construction in progress
Property and equipment, net
Total property and equipment	$ 39,276	$ 11,481